INTANGIBLE ASSETS, NET	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
5.	INTANGIBLE ASSETS, NET

The following table presents the Group’s intangible assets with definite lives as of the respective balance sheet dates:

	September 30, 2014
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Net Carrying Value
	RMB (Unaudited)	RMB (Unaudited)	RMB (Unaudited)	US$ (Unaudited)
Trademarks	68,310	(28,463)	39,847	6,492
Customer relationship	9,050	(9,050)	—	—
Websites	27,000	(27,000)	—	—
Domain names	1,870	(1,870)	—	—
Licensing agreements	2,363	(1,331)	1,032	168

	108,593	(67,714)	40,879	6,660

	December 31, 2013
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	RMB (Audited)	RMB (Audited)	RMB (Audited)
Trademarks	68,310	(25,047)	43,263
Customer relationship	9,050	(9,050)	—
Websites	27,000	(27,000)	—
Domain names	1,870	(1,714)	156
Licensing agreements	2,266	(324)	1,942

	108,496	(63,135)	45,361

Amortization expense was RMB4,670 and RMB4,576 (US$746) for the nine months ended September 30, 2013 and 2014, respectively.

8.	INTANGIBLE ASSETS, NET

The following tables present the Group’s intangible assets with definite lives as of the respective balance sheet dates:

	December 31, 2013
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	RMB	RMB	RMB	US$
Trademarks	68,310	(25,047)	43,263	7,146
Customer relationship	9,050	(9,050)	—	—
Websites	27,000	(27,000)	—	—
Domain names	1,870	(1,714)	156	26
Licensing agreements	2,266	(324)	1,942	321

	108,496	(63,135)	45,361	7,493

	December 31, 2012
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	RMB	RMB	RMB
Trademarks	68,310	(20,493)	47,817
Customer relationship	9,050	(8,145)	905
Websites	27,000	(27,000)	—
Domain names	1,870	(1,247)	623

	106,230	(56,885)	49,345

The intangible assets are amortized using the straight-line method, which is the Group’s best estimate of how these assets will be economically consumed over their respective estimated useful lives ranging from approximately 1.75 to 15 years. Amortization expense for continuing operations was RMB13,768, RMB10,203 and RMB6,250 (US$1,032) for the years ended December 31, 2011, 2012 and 2013, respectively.

The annual estimated amortization expenses for the acquired intangible assets related to continuing operations for each of the next five years are as follows:

	2014	2015	2016	2017	2018
	RMB	RMB	RMB	RMB	RMB
Trademarks	4,554	4,554	4,554	4,554	4,554
Domain names	156	—	—	—	—
Licensing agreements	1,302	640	—	—	—

	6,012	5,194	4,554	4,554	4,554